Document and Entity Information	May 11, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001842729
Document Type	8-K
Document Period End Date	May 11, 2022
Entity Registrant Name	SANDBRIDGE X2 CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-40183
Entity Tax Identification Number	85-2050942
Entity Address, Address Line One	725 5th Ave
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	292-7870
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Shareof Class A Common Stock 0.0001par Value And One Half Of Oneredeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one shareof Class A common stock, $0.0001par value, and one-half of oneredeemable warrant
Trading Symbol	SBII.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stockincluded as part of the units
Trading Symbol	SBII
Security Exchange Name	NYSE
Redeemable Warrants Included Aspart Of The Units Each Wholewarrant Exercisable For One Share Of Class A Common Stock At Anexercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, included aspart of the units, each wholewarrant exercisable for one share ofClass A common stock at anexercise price of $11.50
Trading Symbol	SBII WS
Security Exchange Name	NYSE